SUPPLEMENT DATED SEPTEMBER 28, 2001
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2001
                                       OF
                    WEISS, PECK & GREER, L.L.C. MUTUAL FUNDS

                        WPG Government Money Market Fund
                         WPG Tax Free Money Market Fund
                      WPG Intermediate Municipal Bond Fund
                               WPG Core Bond Fund
                            WPG Large Cap Growth Fund
                     Weiss, Peck & Greer International Fund
                                 WPG Tudor Fund
                          WPG Quantitative Equity Fund

================================================================================

           The combined Prospectus for the above referenced funds, dated May 1, 2001, including any supplements thereto (the "Prospectus") is hereby revised as follows:

       WEISS, PECK & GREER INTERNATIONAL FUND

           As of the date of this Supplement, Weiss, Peck & Greer International Fund (the "International Fund") has been liquidated. Shares of the International Fund are no longer offered to the public. All references to the International Fund in the Prospectus are deleted.

                       SUPPLEMENT DATED SEPTEMBER 28, 2001
                                     TO THE
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001
                                       OF
                    WEISS, PECK & GREER, L.L.C. MUTUAL FUNDS

                        WPG Government Money Market Fund
                         WPG Tax Free Money Market Fund
                      WPG Intermediate Municipal Bond Fund
                               WPG Core Bond Fund
                            WPG Large Cap Growth Fund
                     Weiss, Peck & Greer International Fund
                                 WPG Tudor Fund
                          WPG Quantitative Equity Fund

================================================================================


           The combined Statement of Additional Information for the above referenced funds, dated May 1, 2001, including any supplements thereto (the "SAI") is hereby revised as follows:

      WEISS, PECK & GREER INTERNATIONAL FUND

           As of the date of this Supplement, Weiss, Peck & Greer International Fund (the "International Fund") has been liquidated. Shares of the International Fund are no longer offered to the public. All references to the International Fund in the SAI are deleted.